Supplemental Cash Flow Information - Additional Information (Detail) - USD ($) $ in Thousands			12 Months Ended
	Nov. 14, 2019	Nov. 27, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Schedule Of Supplemental Cash Flow [Line Items]
Cash interest paid, including realized interest rate swap settlements			$ 290,300	$ 242,900	$ 319,600
Cash interest paid relating to interest rate swap amendments and terminations			0	13,700	600
Right-of-Use Asset Obtained in Exchange for Finance Lease Liability			47,700
Cash of Tanker Investments Ltd. upon acquisition, net of transaction costs			$ 0	0	30,831
Tanker Investments Ltd. | Teekay Tankers
Schedule Of Supplemental Cash Flow [Line Items]
Cash of Tanker Investments Ltd. upon acquisition, net of transaction costs		$ 37,600
Legal fees		$ 6,800
Preferred Unitholders | Teekay Offshore
Schedule Of Supplemental Cash Flow [Line Items]
Dividends-in-kind					$ 12,700
Common Class A | Tanker Investments Ltd. | Teekay Tankers
Schedule Of Supplemental Cash Flow [Line Items]
Number of shares to be issued/exchanged (in shares)		11,122,193
Bahrain LNG Joint Venture | Teekay LNG
Schedule Of Supplemental Cash Flow [Line Items]
Due from Joint Ventures, Noncurrent				$ 79,100
Equity Interest In Joint Ventures	$ 7,900
Subordinated Debt	$ 71,200
Subordinated Borrowing, Interest Rate	6.00%